Other Financial Assets - Summary of Other Financial Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER FINANCIAL ASSETS
Financial assets at fair value through profit or loss, Current		$ 0
Financial assets at fair value through other comprehensive income, Current	$ 127,854	127,854
Financial assets measured at amortized cost, current	10,807,718	9,552,991
Hedging derivatives, current	8,582,940	58,009,661
Non-hedging derivatives, current		46,128
Other current financial assets	19,518,512	67,736,634
Financial assets at fair value through profit or loss Non-current	2,319,881	0
Financial assets at fair value through other comprehensive income, Non-current	2,326,422	2,326,466
Financial assets measured at amortized cost, non-current	0	0
Hedging derivatives, non-current	0	9,275,919
Non-hedging derivatives non-current	0	0
Other non-current financial assets	$ 4,646,303	$ 11,602,385